FINANCIAL RISK MANAGEMENT - Financial assets and liabilities denominated in foreign currencies (Details) - ARS ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Financial assets and liabilities denominated in foreign currencies
Assets	$ 16,622,552	$ 14,393,744
Liabilities	(9,639,244)	(7,112,817)
Currency risk
Financial assets and liabilities denominated in foreign currencies
Assets	575,120	467,619
Liabilities	(5,436,854)	(3,457,039)
Net Liabilities	$ (4,861,734)	$ (2,989,420)